Decommissioning Liabilities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligation Disclosure [Line Items]
Estimated reclamation discount rate	3.30%	3.00%
Closure cost obligations discount rate	8.60%	7.40%
Decommissioning liabilities	$ 193.8	$ 165.2
Bottom of range
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	1.80%	1.70%
Top of range
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	3.70%	3.60%